SHARE-BASED PAYMENTS - Instruments Outstanding (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Mar. 31, 2017 shares $ / shares
Disclosure of classes of share capital [line items]
Issued on vesting of restricted share units | $	$ 0.0		$ 0.0
Mark-to-market gain/(loss) on deferred share units | $	$ (3.3)		0.0
Restricted Share Units (RSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,448,000		2,284,000
Granted (in shares)	1,240,135	1,240,135
Weighted average fair value at measurement date, other equity instruments granted | $		$ 3.45
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,021,282	1,021,282
Issued on vesting of restricted share units | $	$ 3.4		$ 2.3
Number of other equity instruments canceled in share-based payment arrangement (in shares)			54,873
Deferred Share Units (DSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		4,881,000		4,802,000
Granted (in shares)	490,576	490,576
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	411,790	411,790
Expense from share-based payment transactions with employees | $		$ 1,300,000
Shares in hedging arrangement (in shares)					3,000,000
Value of hedged shares (in CAD per share) | $ / shares					$ 3.5002
Mark-to-market gain/(loss) on deferred share units | $	$ 7.1
Mark-to-market gain on DSU, hedge | $	$ 4.4
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)		2,274,000		2,457,000
Granted (in shares)	1,094,266	1,094,266
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	1,226,393	1,226,393
Number of other equity instruments canceled in share-based payment arrangement (in shares)	51,280	51,280
Fair value (in CAD per share) | $		$ 6.76
Employee stock option
Disclosure of classes of share capital [line items]
Number of share options outstanding (in shares)		1,286,000		1,772,000
Number of shares authorised (in shares)		24,900,000		24,900,000
Number of shape options exercisable (in shares)		1,286,448		1,772,365
Weighted average exercise price exercisable, as at end of year (in CAD per share) | $		$ 7.98		$ 7.80
Number of share options granted in share-based payment arrangement (in shares)	0	0
Number of share options expired in share-based payment arrangement (in shares)	485,917	485,917